Supplemental Disclosures - Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Accounts receivable	$ (111.8)	$ 86.7
Prepaids and deposits	15.3	(15.7)
Accounts payable and accrued liabilities	99.0	(79.0)
Other current liabilities	30.6	7.7
Other long-term liabilities	18.5	6.5
Changes in non-cash working capital:	51.6	6.2
Investing activities
Accounts receivable	(2.1)	9.4
Other long-term receivable	9.3	0.0
Accounts payable and accrued liabilities	41.8	(88.0)
Changes in non-cash working capital:	49.0	(78.6)
Financing activities
Change in non-cash working capital	$ 42.2	$ (4.0)